Short Term Loans - Summary of Short-term Loans (Detail) - Short-term loans [Member] - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Unsecured loans	$ 100	$ 70
Unsecured loans [Member] | Bottom of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of loans	1.35%	2.15%
Unsecured loans [Member] | Top of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of loans	2.35%	2.19%